Note 12 - Intangible assets, net - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		$ 1,377,110	$ 1,332,508
Values at the end of the year		1,357,749	1,377,110
Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		72,165
Values at the end of the year		97,106	72,165
Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year	[1]	153,332
Values at the end of the year	[1]	159,296	153,332
Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		1,103,707
Values at the end of the year		1,090,019	1,103,707
Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		47,906
Values at the end of the year		11,328	47,906
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		5,488,497	5,397,233
Currency translation adjustment		(4,139)	2,274
Changes due to business combinations	[2]	(28,211)
Increase due to business combinations	[3]		47,475
Additions		58,443	48,448
Transfers / Reclassifications		4,654	804
Disposals		(31,302)	(7,737)
Values at the end of the year		5,487,942	5,488,497
Gross carrying amount [member] | Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		648,887	614,474
Currency translation adjustment		(4,049)	2,233
Changes due to business combinations	[2]
Increase due to business combinations	[3]		105
Additions		43,445	39,375
Transfers / Reclassifications		4,584	437
Disposals		(31,262)	(7,737)
Values at the end of the year		661,605	648,887
Gross carrying amount [member] | Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year	[1]	560,549	550,991
Currency translation adjustment	[1]	(10)	2
Changes due to business combinations	[1],[2]
Increase due to business combinations	[1],[3]		116
Additions	[1]	14,998	9,073
Transfers / Reclassifications	[1]	70	367
Disposals	[1]
Values at the end of the year	[1]	575,607	560,549
Gross carrying amount [member] | Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		2,488,381	2,469,726
Currency translation adjustment		(67)	39
Changes due to business combinations	[2]	(13,621)
Increase due to business combinations	[3]		18,616
Additions
Transfers / Reclassifications
Disposals
Values at the end of the year		2,474,693	2,488,381
Gross carrying amount [member] | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		1,790,680	1,762,042
Currency translation adjustment		(13)
Changes due to business combinations	[2]	(14,590)
Increase due to business combinations	[3]		28,638
Additions
Transfers / Reclassifications
Disposals		(40)
Values at the end of the year		1,776,037	1,790,680
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(4,111,387)	(4,064,725)
Currency translation adjustment		(3,781)	2,141
Amortization charge		53,750	52,343
Transfers / Reclassifications		108	(86)
Disposals		31,271	7,736
Values at the end of the year		(4,130,193)	(4,111,387)
Accumulated depreciation, amortisation and impairment [member] | Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(576,722)	(561,119)
Currency translation adjustment		(3,764)	2,140
Amortization charge		22,664	21,285
Transfers / Reclassifications		108	(86)
Disposals		31,231	7,736
Values at the end of the year		(564,499)	(576,722)
Accumulated depreciation, amortisation and impairment [member] | Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year	[1]	(407,217)	(398,417)
Currency translation adjustment	[1]	(6)	1
Amortization charge	[1]	9,100	8,799
Transfers / Reclassifications	[1]
Disposals	[1]
Values at the end of the year	[1]	(416,311)	(407,217)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(1,384,674)	(1,384,674)
Currency translation adjustment
Amortization charge
Transfers / Reclassifications
Disposals
Values at the end of the year		(1,384,674)	(1,384,674)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at the beginning of the year		(1,742,774)	(1,720,515)
Currency translation adjustment		(11)
Amortization charge		21,986	22,259
Transfers / Reclassifications
Disposals		40
Values at the end of the year		$ (1,764,709)	$ (1,742,774)

[1]	Includes Proprietary Technology.
[2]	For the year 2024, related to Mattr’s pipe coating business unit acquisitions. For more information see note 34.
[3]	For the year 2023, related to the GPC, Isoplus anticorrosion coating division, Republic Tube LLC’s OCTG pipe processing facility and Mattr’s pipe coating business unit acquisitions.